Equity settled share-based payments - Weighted average grant date fair values (Details)	1 Months Ended			6 Months Ended	12 Months Ended			30 Months Ended
	Oct. 31, 2023 shares	Mar. 31, 2023 shares $ / shares	Oct. 31, 2022 shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares	Dec. 31, 2024 shares $ / shares
Equity settled share-based payments
Weighted-average exercise price, outstanding at the beginning (in dollars per share)						$ 0.036	$ 0.036	$ 0.036
Weighted-average exercise price, forfeited during the year (in dollars per share)							0.036	$ 0.036
Weighted-average exercise price, outstanding at the end (in dollars per share)							$ 0.036
Restricted share units
Equity settled share-based payments
Number of options, outstanding at the beginning | shares				6,165,460	5,958,256	0		0
Number of options, granted | shares	22,472	5,084,800	143,436	125,672	21,597,470	6,561,596
Number of options, vested | shares				(209,116)	(1,279,920)	(288,336)
Number of options, forfeited | shares				(123,760)	(1,557,522)	(107,800)
Number of options, outstanding at the end | shares				5,958,256	24,718,284	6,165,460	0	24,718,284
Weighted-average exercise price, outstanding at the beginning (in dollars per share)				$ 0.036	$ 0.036	$ 0		$ 0
Weighted-average exercise price, granted during the year (in dollars per share)				0.03	0.001	0.035
Weighted-average exercise price, vested during the year (in dollars per share)				0.024	0.035	0.026
Weighted-average exercise price, forfeited during the year (in dollars per share)				0.036	0.005	0.036
Weighted-average exercise price, outstanding at the end (in dollars per share)				0.036	0.008	0.036	$ 0	0.008
Weighted-average exercise price, outstanding at the beginning (in dollars per share)				4.22	4.32	0		0
Weighted-average exercise price, granted (in dollars per share)		$ 0.036		5.37	5.47	4.12
Weighted-average exercise price, vested (in dollars per share)				3.55	4.29	2.42
Weighted-average exercise price, forfeited (in dollars per share)				3.16	5.25	2.89
Weighted-average exercise price, outstanding at the end (in dollars per share)				$ 4.32	$ 5.27	$ 4.22	$ 0	$ 5.27